SCHEDULE OF INVESTMENTS
Thornburg Developing World Fund	June 30, 2024 (Unaudited)

	Issuer-Description	SHARES	VALUE
	Common Stock — 97.4%
	Automobiles & Components — 2.3%
	Automobile Components — 1.0%
	Zhejiang Shuanghuan Driveline Co. Ltd. Class A,	2,919,761	$ 8,848,430
	Automobiles — 1.3%
	Kia Corp.	133,137	12,506,077
			21,354,507
	Banks — 11.3%
	Banks — 11.3%
	China Construction Bank Corp. Class H	16,375,500	12,099,632
	Credicorp Ltd.	68,836	11,105,312
	Grupo Financiero Banorte SAB de CV Class O	1,043,609	8,121,839
	ICICI Bank Ltd.	1,043,135	14,976,985
	IndusInd Bank Ltd.	828,778	14,552,502
	KB Financial Group, Inc.	196,563	11,209,732
[a]	NU Holdings Ltd. Class A	760,311	9,800,409
	SCB X PCL	4,672,525	13,114,519
	State Bank of India	906,991	9,232,247
			104,213,177
	Capital Goods — 0.8%
	Machinery — 0.8%
	Shenzhen Inovance Technology Co. Ltd. Class A	1,100,911	7,772,687
			7,772,687
	Consumer Discretionary Distribution & Retail — 9.3%
	Broadline Retail — 8.6%
[a]	MercadoLibre, Inc.	5,809	9,546,511
	Naspers Ltd. Class N	247,761	48,578,110
[a]	PDD Holdings, Inc. ADR	158,677	21,096,107
	Specialty Retail — 0.7%
	K Car Co. Ltd.	705,055	6,889,204
			86,109,932
	Consumer Durables & Apparel — 2.3%
	Textiles, Apparel & Luxury Goods — 2.3%
	Kalyan Jewellers India Ltd.	3,456,835	20,847,757
			20,847,757
	Consumer Services — 4.6%
	Diversified Consumer Services — 1.0%
[a]	New Oriental Education & Technology Group, Inc. Sponsored ADR	109,914	8,543,615
	Hotels, Restaurants & Leisure — 3.6%
	Galaxy Entertainment Group Ltd.	2,299,000	10,716,233
[a]	Trip.com Group Ltd. ADR	258,770	12,162,190
[a]	Zomato Ltd.	4,415,457	10,579,623
			42,001,661
	Consumer Staples Distribution & Retail — 7.5%
	Consumer Staples Distribution & Retail — 7.5%
[a]	BBB Foods, Inc. Class A	352,215	8,403,850
	BIM Birlesik Magazalar AS	715,453	11,940,740
[a,b]	Dino Polska SA	223,341	22,535,768
	Raia Drogasil SA	2,230,120	10,244,805
[a]	Sendas Distribuidora SA	3,986,700	7,374,193
	Wal-Mart de Mexico SAB de CV	2,454,307	8,383,145
			68,882,501
	Energy — 3.8%
	Energy Equipment & Services — 1.1%
	ADNOC Drilling Co. PJSC	9,143,979	10,207,001
	Oil, Gas & Consumable Fuels — 2.7%
	PRIO SA	1,962,270	15,360,894
[a]	Vista Energy SAB de CV ADR	206,798	9,405,173

SCHEDULE OF INVESTMENTS, Continued
Thornburg Developing World Fund	June 30, 2024 (Unaudited)

	Issuer-Description	SHARES	VALUE
			34,973,068
	Financial Services — 2.7%
	Capital Markets — 1.5%
	360 ONE WAM Ltd.	231,000	$ 2,728,647
	Saudi Tadawul Group Holding Co.	168,767	11,219,752
	Financial Services — 1.2%
[b]	Home First Finance Co. India Ltd.	909,806	11,217,167
			25,165,566
	Food, Beverage & Tobacco — 5.6%
	Beverages — 4.4%
	Kweichow Moutai Co. Ltd. Class A	42,880	8,659,682
	Varun Beverages Ltd.	1,611,616	31,444,752
	Food Products — 1.2%
	China Mengniu Dairy Co. Ltd.	6,233,200	11,174,829
			51,279,263
	Health Care Equipment & Services — 4.0%
	Health Care Providers & Services — 4.0%
	Aier Eye Hospital Group Co. Ltd. Class A	5,077,538	7,211,648
	Max Healthcare Institute Ltd.	2,662,849	30,138,772
			37,350,420
	Household & Personal Products — 1.8%
	Personal Care Products — 1.8%
	Proya Cosmetics Co. Ltd. Class A	1,067,706	16,309,369
			16,309,369
	Insurance — 2.3%
	Insurance — 2.3%
	AIA Group Ltd.	1,341,292	9,103,345
[a]	PB Fintech Ltd.	741,227	12,400,080
			21,503,425
	Materials — 0.9%
	Metals & Mining — 0.9%
	Freeport-McMoRan, Inc.	174,325	8,472,195
			8,472,195
	Media & Entertainment — 1.4%
	Entertainment — 1.4%
	Tencent Music Entertainment Group ADR	901,023	12,659,373
			12,659,373
	Pharmaceuticals, Biotechnology & Life Sciences — 0.8%
	Biotechnology — 0.8%
	Imeik Technology Development Co. Ltd. Class A	304,909	7,221,921
			7,221,921
	Real Estate Management & Development — 4.1%
	Real Estate Management & Development — 4.1%
	Aldar Properties PJSC	6,790,235	11,572,794
	Corp. Inmobiliaria Vesta SAB de CV ADR	318,950	9,565,311
[b]	Macrotech Developers Ltd.	950,212	17,023,195
			38,161,300
	Semiconductors & Semiconductor Equipment — 20.2%
	Semiconductors & Semiconductor Equipment — 20.2%
	Alchip Technologies Ltd.	106,507	8,059,883
	ASMPT Ltd.	1,475,400	20,574,982
	MediaTek, Inc.	224,000	9,666,631
	SK Hynix, Inc.	239,028	41,068,014
	Taiwan Semiconductor Manufacturing Co. Ltd.	3,595,000	107,047,146
			186,416,656
	Technology Hardware & Equipment — 5.5%

SCHEDULE OF INVESTMENTS, Continued
Thornburg Developing World Fund	June 30, 2024 (Unaudited)

	Issuer-Description	SHARES	VALUE
	Electronic Equipment, Instruments & Components — 1.2%
	Lotes Co. Ltd.	212,800	$ 10,691,984
	Technology Hardware, Storage & Peripherals — 4.3%
	Samsung Electronics Co. Ltd.	678,302	40,160,998
			50,852,982
	Telecommunication Services — 1.2%
	Diversified Telecommunication Services — 1.2%
[a]	Converge Information & Communications Technology Solutions, Inc.	58,574,534	11,493,237
			11,493,237
	Transportation — 3.9%
	Ground Transportation — 1.0%
	Localiza Rent a Car SA	1,282,708	9,637,348
	Transportation Infrastructure — 2.9%
	Adani Ports & Special Economic Zone Ltd.	930,332	16,456,180
	Salik Co. PJSC	10,758,938	9,842,099
			35,935,627
	Utilities — 1.1%
	Independent Power and Renewable Electricity Producers — 1.1%
	China Longyuan Power Group Corp. Ltd. Class H	10,879,000	9,779,753
			9,779,753
	Total Common Stock (Cost $676,234,966)		898,756,377
	Preferred Stock — 1.0%
	Banks — 1.0%
	Banks — 1.0%
	Itau Unibanco Holding SA 7.239%	1,632,892	9,467,099
			9,467,099
	Total Preferred Stock (Cost $8,783,437)		9,467,099
	Rights — 0.0%
	Transportation — 0.0%
	Ground Transportation — 0.0%
[a]	Localiza Rent a Car SA	12,960	20,865
			20,865
	Total Rights (Cost $0)		20,865
	Short-Term Investments — 2.2%
[c]	Thornburg Capital Management Fund	2,008,393	20,083,926
	Total Short-Term Investments (Cost $20,083,926)		20,083,926
	Total Investments — 100.6% (Cost $705,102,329)		$928,328,267
	Liabilities Net of Other Assets — (0.6)%		(5,402,856)
	Net Assets — 100.0%		$922,925,411

Footnote Legend
a	Non-income producing.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2024, the aggregate value of these securities in the Fund’s portfolio was $50,776,130, representing 5.50% of the Fund’s net assets.
c	Investment in Affiliates.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ADR	American Depositary Receipt

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Developing World Fund	June 30, 2024 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Developing World Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-four separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers five classes of shares of beneficial interest: Class A, Class C, Institutional Class (“Class I”) and Retirement Classes (“Class R5” and “Class R6”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed by Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), which has been designated by the Trustees of the Trust (the "Trustees") as the Fund’s "valuation designee," as that term is defined in rule 2a-5 under the 1940 Act. The Advisor performs this valuation function under the supervision of the Trustees and in accordance with policies and procedures that have been adopted by the Advisor and approved by the Trustees (the “Valuation Policy and Procedures”).
In its capacity as the Fund’s valuation designee, the Advisor makes good faith determinations of the fair value of portfolio securities for which market quotations are not readily available, and otherwise complies with and administers the Valuation Policy and Procedures. The Advisor performs those functions in significant measure through its Valuation and Pricing Committee (the “Committee”), though the Advisor may also obtain the assistance of others, including professional pricing service providers selected and approved by the Committee. In accordance with the Valuation Policy and Procedures, the Committee: assesses and manages the material risks associated with determining the fair value of those Fund investments for which market quotations are not readily available; selects and applies methodologies for determining and calculating such fair values; periodically reviews and tests the appropriateness and accuracy of those methodologies; monitors for circumstances that may necessitate the use of fair value; and approves, monitors, and evaluates pricing services engaged to provide evaluated prices for the Fund’s investments. The Committee provides reports on its activities to the Trustees’ Audit Committee, which is responsible for overseeing the Committee’s and the Advisor’s work in discharging the functions under the Valuation Policy and Procedures.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods selected by the Committee. Because fair values calculated by the Committee are estimates, the calculation of a fair value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Securities and other portfolio investments which are listed or traded on a United States securities exchange are generally valued at the last reported sale price on the valuation date or, if there has been no sale of the investment on that date, at the mean between the last reported bid and asked prices for the investment on that date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. For securities and other portfolio investments which are primarily listed or traded on an exchange outside the United States, the time for determining the investment’s value in accordance with the first sentence of this paragraph will be the close of that investment’s primary exchange preceding the Fund’s valuation time.
In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using methodologies selected and approved by the Committee as described in the Valuation Policy and Procedures, subject to changes or additions by the Committee. For this purpose, a market quotation is considered to be readily available if it is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date. Pursuant to the Valuation Policy and Procedures, the Committee shall monitor for circumstances that may necessitate the use of fair valuation methodologies, including circumstances in which a market quotation for an investment is no longer reliable or is otherwise not readily available. For that purpose, a market quotation is not readily available when the primary market or exchange for the applicable investment is not open for the entire scheduled day of trading. A market quotation may also not be readily available if: (a) developments occurring after the most recent close of the applicable investment’s primary exchange, but prior to the close of business on any business day; or (b) an unusual event or significant period of time occurring since the availability of the market quotation, create a serious question concerning the reliability of that market quotation. Additionally, a market quotation will be considered unreliable if it would require adjustment under GAAP, or where GAAP would require consideration of additional inputs in determining the value of the investment. The Committee customarily obtains valuations in those instances from pricing service providers approved by the Committee. Such pricing service providers ordinarily calculate valuations using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data, and other data.

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg Developing World Fund	June 30, 2024 (Unaudited)

Investments in U.S. mutual funds are valued at net asset value ("NAV") each business day.
Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee may calculate a fair value for the obligation using alternative methods selected and approved by the Committee. Additionally, in cases when the Committee believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee may calculate a fair value for the obligation using an alternative method selected and approved by the Committee.
If the market quotation for an investment is expressed in a foreign currency, that market quotation will be converted to U.S. dollars using a foreign exchange quotation from a third-party service at the time of valuation. Foreign investments held by the Fund may be traded on days and at times when the Fund is not open for business. Consequently, the value of Fund’s investments may be significantly affected on days when shareholders cannot purchase or sell Fund’s shares.
NOTE 3 – Investments with Affiliates
Shown below are holdings of voting securities of each portfolio company which is considered "affiliated" to the Fund under the 1940 Act, including companies for which the Fund’s holding represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Fund invested for cash management purposes during the period:
	Market Value 9/30/23	Purchases at Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appr./(Depr.)	Market Value 6/30/24	Dividend Income
Thornburg Capital Mgmt. Fund	$31,140,363	$210,203,878	$(221,260,315)	$-	$-	$20,083,926	$430,845